Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Balance Sheet Components
Prepaid operating expenses	$ 301,988	$ 319,996	$ 118,245
Rent deposit	88,755	100,425	71,096
VAT receivable associated with SAIT	62,789	68,798	39,752
Prepaid Sponsorship	50,000	100,000	100,000
Tax credit receivable	90,501	75,106
Miscellaneous receivable	108,371	332,277	129,902
Prepaid expenses and other current assets	$ 702,404	$ 996,602	$ 458,995